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                                                                         497(j)

        [Letterhead of Skadden, Arps, Slate, Meagher & Flom (Illinois)]


                                                         December 5, 2002



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Filing Desk

                    Re:     Van Kampen Prime Rate Income Trust
                            Registration Statement on Form N-2
                            (File No. 333-75911 and No. 811-05845)

Ladies and Gentlemen:

          Van Kampen Prime Rate Income Trust (the "Registrant") filed via EDGAR on November 27, 2002, an electronically signed copy of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 (the "Registration Statement") complete with exhibits filed therewith pursuant to Section 8(c) of the Securities Act of 1933, as amended.

          In accordance with the provisions of Rule 497(j) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, this letter serves to certify that the prospectus and statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

          If you have any questions or require any further information with respect to matters relating to this filing, please call the undersigned at (312) 407-0863.
                                                     Very truly yours,

                                                     /s/ Charles B. Taylor
                                                     ---------------------
                                                     Charles B. Taylor


Enclosures